Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2007	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Share repurchased, Value		454,000,000	524,000,000	188,000,000
Stock repurchase program, remaining authorized amount		334,000,000
Sales of treasury stock			545,000,000	196,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized		40,000,000	40,000,000
Repurchase of Common Stock (in shares)		13,500,000	14,800,000	5,800,000
Share repurchased, Value		413,000,000
Share repurchase program additional authorized shares for repurchase		31,500,000
Treasury Stock Sold (in shares)				450,000
Sales of treasury stock				9,000,000
Common stock reserved for issuance pursuant to convertible notes, employee benefit and dividend reinvestment plans		28,300,000
CARNIVAL PLC
Stockholders Equity Note [Line Items]
Repurchase of Common Stock (in shares)		1,300,000		450,000
Share repurchased, Value		41,000,000
Share repurchase program additional authorized shares for repurchase		19,200,000
Treasury Stock Sold (in shares)			14,800,000	5,800,000
Sales of treasury stock			$ 545,000,000	$ 187,000,000
Common stock reserved for issuance pursuant to employee benefit plans		17,800,000